As filed with the Securities and Exchange Commission on October 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22727

Cushing MLP Infrastructure Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing MLP Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Cushing MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2012

	Shares	Fair Value
Common Stock - 8.5% (1)
Crude Oil/Refined Products Pipelines and Storage - 3.1% (1)
United States - 3.1% (1)
Kinder Morgan, Inc.	16,500	$590,205

Natural Gas Gathering/Processing - 2.5% (1)
United States - 2.5% (1)
Targa Resources Corporation	10,300	466,281

Natural Gas/Natural Gas Liquid Pipelines and Storage - 2.9% (1)
United States - 2.9% (1)
Williams Companies, Inc.	17,000	548,590

Total Common Stock (Cost $1,428,545)		$1,605,076

Master Limited Partnerships and Related Companies - 89.7% (1)
Coal - 4.0% (1)
United States - 4.0% (1)
Alliance Holdings GP, L.P.	15,600	$755,040

Crude Oil/Natural Gas Production - 3.9% (1)
United States - 3.9% (1)
Linn Energy, LLC	18,700	743,512

Crude Oil/Refined Products Pipelines and Storage - 40.9% (1)
United States - 40.9% (1)
Blueknight Energy Partners, L.P.	83,000	544,480
Enbridge Energy Partners, L.P.	25,500	751,230
Genesis Energy, L.P.	29,719	960,518
Kinder Morgan Energy Partners, L.P.	6,500	538,005
Kinder Morgan Management, LLC	10,093	748,093
Magellan Midstream Partners, L.P.	11,100	920,967
NuStar Energy L.P.	10,400	527,488
NuStar GP Holdings, LLC	11,700	356,499
Oiltanking Partners, L.P.	10,100	371,478
Plains All American Pipeline, L.P.	12,708	1,099,623
Rose Rock Midstream, L.P.	6,600	187,901
Sunoco Logistics Partners, L.P.	15,000	699,750
		7,706,032
Natural Gas/Natural Gas Liquid Pipelines and Storage - 21.3% (1)
United States - 21.3% (1)

El Paso Pipeline Partners, L.P.	15,938	576,796
Energy Transfer Equity, L.P.	20,580	904,491
Energy Transfer Partners, L.P.	9,500	405,840
Enterprise Products Partners, L.P.	20,494	1,094,380
ONEOK Partners, L.P.	9,700	551,154
Williams Partners, L.P.	9,518	490,938
		4,023,599
Natural Gas Gathering/Processing - 11.4% (1)
United States - 11.4% (1)
MarkWest Energy Partners, L.P.	14,668	778,871
Targa Resources Partners, L.P.	15,238	617,444
Western Gas Partners, L.P.	15,634	746,524
		2,142,839
Propane - 8.2% (1)
United States - 8.2% (1)
Inergy, L.P.	36,000	776,160
Inergy Midstream, L.P.	16,225	378,043
Suburban Propane Partners, L.P.	10,000	387,000
		1,541,203

Total Master Limited Partnerships and Related Companies (Cost $15,456,099)		$16,912,225

Short-Term Investments - Investment Companies - 1.1% (1)
United States - 1.1% (1)
First American Government Obligations Fund - Class Z, 0.02% (2)	203,825	$203,825
Total Short-Term Investments (Cost $203,825)		$203,825

Total Investments - 99.3% (1) (Cost $17,088,469)		$18,721,126
Other Assets in Excess of Liabilities - 0.7% (1)		125,435
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$18,846,561

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2012.

Income Taxes

The Cushing MLP Infrastructure Fund ( the “Fund”) does not record a provision for U.S. federal, state, or local income taxes because the unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states.  Generally, the Fund is subject to income tax examinations by major taxing authorities for all tax years since its inception.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$1,605,076	$1,605,076	$-	$-
Master Limited Partnerships and Related Companies (a)	16,912,225	16,912,225	-	-
Total Equity Securities	18,517,301	18,517,301	-	-
Other
Short-Term Investments	203,825	203,825	-	-
Total Other	203,825	203,825	-	-
Total	$18,721,126	$18,721,126	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2012.

There were no transfers between any levels during the period ended August 31, 2012.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing MLP Infrastructure Fund

By (Signature and Title)      /s/ Jerry V. Swank
Jerry V. Swank, President

Date          October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Jerry V. Swank
Jerry V. Swank, President

Date         October 29, 2012

By (Signature and Title)      /s/ John H. Alban
John H. Alban, Treasurer

Date         October 29, 2012